Note 15 - Related Party Transactions (Details Textual) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Company controlled by an investor [member]
Statement Line Items [Line Items]
Amounts receivable, related party transactions		$ 59,022
Key management personnel of entity or parent [member]
Statement Line Items [Line Items]
Amounts payable, related party transactions	$ 589,787	$ 355,327	$ 379,462